SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of common stock subject to possible redemption

Gross proceeds	$115,000,000
Less:
Proceeds Allocated to Public Warrants	(12,483,555)
Common stock issuance costs	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Accretion of carrying value to redemption value	1,142,603
Less:
Redemptions	(110,472,254)
Common stock subject to possible redemption, December 31, 2022	7,395,349
Plus:
Accretion of carrying value to redemption value	498,865
Common stock subject to possible redemption, September 30, 2023	$7,894,214

Gross proceeds	$115,000,000
Less:
Proceeds Allocated to Public Warrants	(12,483,555)
Common stock issuance costs	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Accretion of carrying value to redemption value	1,142,603
Less:
Redemptions	(110,472,254)
Common stock subject to possible redemption, December 31, 2022	$7,395,349

Schedule of calculation of basic and diluted net loss per common stock

The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022
	Common Stock	Common Stock	Common Stock	Common Stock
Basic and diluted net income (loss) per of common stock
Numerator:
Allocation of net income (loss), as adjusted	$78,287	$(820,759)	$(1,552,805)	$(2,007,578)
Denominator:
Basic and diluted weighted average shares outstanding, non- redeemable common stock	4,183,123	14,932,000	4,177,427	14,932,000
Basic and diluted net income (loss) per share, non-redeemable common stock	$0.02	$(0.05)	$(0.37)	$(0.13)

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

		For the Period from
		March 30, 2021
	Year Ended	(Inception) through
	December 31, 2022	December 31, 2021
	Common Stock	Common Stock
Basic and diluted net loss per of common stock
Numerator:
Net loss, as adjusted	$(3,242,501)	$(280,701)
Denominator:
Basic and diluted weighted average shares outstanding, common stock	12,741,219	3,981,054
Basic and diluted net loss per share, common stock	$(0.25)	$(0.07)